Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
3.	Cash and Cash Equivalents
The following is a summary of cash and cash equivalents:

	December 31, 2020	December 31, 2021
	RMB	RMB
Cash and cash equivalents:
RMB	152,032	237,393
US$	161,663	291,776
Others	1,764	4,124

Total cash and cash equivalents	315,459	533,293